Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Summary of Carrying Amounts of Each Class of Intangible Assets

The carrying amounts of each class of intangible assets were as follows:

	December 31 2018	March 31 2019
Licenses	$23,073,400	$23,073,400
Computer software	7,192	5,780

	$23,080,592	$23,079,180

For the three months ended March 31, 2018

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895

Balance at March 31, 2018	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	1,468	1,468

Balance at March 31, 2018	$—	$30,991	$30,991

For the three months ended March 31, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2019 and March 31, 2019	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	1,412	1,412

Balance at March 31, 2019	$—	$37,290	$37,290

The carrying amounts of each class of intangible assets were as follows:

	December 31
	2017	2018
Licenses	$73,400	$23,073,400
Computer software	10,652	7,192

	$84,052	$23,080,592

For the year ended December 31, 2017

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2017	$73,400	$31,331	$104,731
Additions	—	8,844	8,844

Balance at December 31, 2017	$73,400	$40,175	$113,575

Accumulated amortization
Balance at January 1, 2017	$—	$20,465	$20,465
Amortization expenses	—	9,058	9,058

Balance at December 31, 2017	$—	$29,523	$29,523

For the year ended December 31, 2018

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895

Balance at December 31, 2018	$23,073,400	$43,070	$23,116,470

Accumulated amortization
Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	6,355	6,355

Balance at December 31, 2018	$—	$35,878	$35,878